Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Before Income Tax Expense by Category

Income Before Income Tax Expense by Category

years ended December 31 (in millions)	2014	2013	2012

United States	$728	$881	$710
International	804	732	851

Income before income taxes	$1,532	$1,613	$1,561

Income Tax Expense

Income Tax Expense

years ended December 31 (in millions)	2014	2013	2012

Current
United States	$273	$326	$267
International	5	42	67

Current income tax expense	278	368	334

Deferred
United States	27	(40)	23
International	41	(3)	(1)

Deferred income tax expense (benefit)	68	(43)	22

Income tax expense	$346	$325	$356

Deferred Tax Assets and Liabilities

Deferred Tax Assets and Liabilities

as of December 31 (in millions)	2014	2013

Deferred tax assets
Accrued expenses	$245	$295
Retirement benefits	45	40
Tax credits and net operating losses	3	2

Total deferred tax assets	293	337

Deferred tax liabilities
Subsidiaries’ unremitted earnings	(34)	(53)
Asset basis differences	(288)	(284)

Total deferred tax liabilities	(322)	(337)

Net deferred tax liability	$(29)	$—

Income Tax Expense Reconciliation

Income Tax Expense Reconciliation

years ended December 31 (in millions)	2014	2013	2012

Income tax expense at U.S. statutory rate	$536	$565	$546
Tax incentives	(111)	(146)	(132)
State and local taxes	26	31	26
Foreign taxes less than U.S. Rate	(98)	(89)	(94)
Branded Prescription Drug Fee	20	7	6
Permanent Items	8	(3)	(5)
Credits	(7)	(10)	(7)
Uncertain tax position (UTP)	(19)	(30)	12
Other	(9)	—	4

Income tax expense	$346	$325	$356

Reconciliation of Unrecognized Tax Benefits

The following is a reconciliation of the Company’s unrecognized tax benefits for the years ended December 31, 2014, 2013 and 2012.

as of and for the years ended (in millions)	2014	2013	2012

Balance at beginning of the year	$81	$259	$253
Increase associated with tax positions taken during the current year	2	7	3
Increase associated with tax positions taken during a prior year	(4)	—	3
Settlements	(6)	(179)	—
Decrease associated with lapses in statutes of limitations	(8)	(6)	—

Balance at end of the year	$65	$81	$259